CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED BALANCE SHEET
Common stock, shares authorized	800.0	400.0	400.0
Common stock, par value per share (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Common stock, shares outstanding	292.0	232.5